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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2007

If amended report check here:     [_]                     Amendment Number:

This Amendment (Check only one.)  [_] is a restatement.
                                  [_] adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:             101

Form 13F Information Table Value Total: $         155156.287
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                       6.
   ------------- ---------------------     ------------- ---------------------
2.                                       7.
   ------------- ---------------------     ------------- ---------------------
3.                                       8.
   ------------- ---------------------     ------------- ---------------------
4.                                       9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
XL CAP LTD       CL A    G98255105            1.426             18       SH         SOLE        00          18
AES CORP         COM     00130H105         3348.484         167090       SH         SOLE        00      167090
AMB PROPERTY CO  COM     00163T109          131.582           2200       SH         SOLE        00        2200
ABBOTT LABS      COM     002824100            4.182             78       SH         SOLE        00          78
ALEXANDRIA REAL  COM     015271109           91.447            950       SH         SOLE        00         950
ALLEGHENY TECHN  COM     01741R102         4629.995          42110       SH         SOLE        00       42110
AMERICA MOVIL S  SPON A  02364W105         6013.440          93960       SH         SOLE        00       93960
AMERICAN INTL G  COM     026874107         6264.255          92598       SH         SOLE        00       92598
AMGEN INC        COM     031162100            2.602             46       SH         SOLE        00          46
ARCHSTONE SMITH  COM     039583109          108.252           1800       SH         SOLE        00        1800
AVON PRODS INC   COM     054303102         5441.099         144980       SH         SOLE        00      144980
BP PLC           SPONSO  055622104          160.684           2317       SH         SOLE        00        2317
BED BATH & BEYO  COM     075896100            3.412            100       SH         SOLE        00         100
BOEING CO        COM     097023105         4762.346          45360       SH         SOLE        00       45360
BOSTON PROPERTI  COM     101121101           83.120            800       SH         SOLE        00         800
BRISTOL MYERS S  COM     110122108           72.050           2500       SH         SOLE        00        2500
CB RICHARD ELLI  CL A    12497T101           83.520           3000       SH         SOLE        00        3000
CAMDEN PPTY TR   SH BEN  133131102           83.525           1300       SH         SOLE        00        1300
CAPITAL ONE FIN  COM     14040H105         4340.868          65345       SH         SOLE        00       65345
CISCO SYS INC    COM     17275R102         6332.700         191147       SH         SOLE        00      191147
CITIGROUP INC    COM     172967101         5409.613         115912       SH         SOLE        00      115912
CITIZENS COMMUN  COM     17453B101            4.296            300       SH         SOLE        00         300
COACH INC        COM     189754104         5388.071         113985       SH         SOLE        00      113985
CONSOLIDATED ED  COM     209115104           23.150            500       SH         SOLE        00         500
COUSINS PPTYS I  COM     222795106           61.656           2100       SH         SOLE        00        2100
DEVELOPERS DIVE  COM     251591103           83.805           1500       SH         SOLE        00        1500
DU PONT E I DE   COM     263534109            3.717             75       SH         SOLE        00          75
DUKE REALTY COR  COM NE  264411505           67.620           2000       SH         SOLE        00        2000
E M C CORP MASS  COM     268648102         4706.416         226270       SH         SOLE        00      226270
ENSCO INTL INC   COM     26874Q100         2701.776          48160       SH         SOLE        00       48160
EBAY INC         COM     278642103         5738.047         147054       SH         SOLE        00      147054
EQUITY RESIDENT  SH BEN  29476L107           84.720           2000       SH         SOLE        00        2000
ESSEX PPTY TR I  COM     297178105           94.056            800       SH         SOLE        00         800
EXXON MOBIL COR  COM     30231G102         4921.138          53167       SH         SOLE        00       53167
GENENTECH INC    COM NE  368710406            3.121             40       SH         SOLE        00          40
GENERAL ELECTRI  COM     369604103         4658.121         112515       SH         SOLE        00      112515
GENERAL GROWTH   COM     370021107           69.706           1300       SH         SOLE        00        1300
ISTAR FINL INC   COM     45031U101           69.680           2050       SH         SOLE        00        2050
ILLINOIS TOOL W  COM     452308109         5247.425          87985       SH         SOLE        00       87985
INTEL CORP       COM     458140100         5396.258         208672       SH         SOLE        00      208672
INTUIT           COM     461202103            4.000            132       SH         SOLE        00         132
ISHARES TR       MSCI E  464287465          562.438           6810       SH         SOLE        00        6810
ISHARES TR       RUSSEL  464287655          271.336           3390       SH         SOLE        00        3390
JOHNSON & JOHNS  COM     478160104         4503.472          68546       SH         SOLE        00       68546
KIMCO REALTY CO  COM     49446R109          122.067           2700       SH         SOLE        00        2700
LINCOLN NATL CO  COM     534187109         4177.550          63325       SH         SOLE        00       63325
MCGRAW HILL COS  COM     580645109            5.346            105       SH         SOLE        00         105
MCKESSON CORP    COM     58155Q103         2823.096          48020       SH         SOLE        00       48020
MEDTRONIC INC    COM     585055106            5.641            100       SH         SOLE        00         100
MERRILL LYNCH &  COM     590188108         5002.430          70180       SH         SOLE        00       70180
MICROSOFT CORP   COM     594918104         4440.123         150717       SH         SOLE        00      150717
NATIONAL OILWEL  COM     637071101         6308.148          43655       SH         SOLE        00       43655
NEWS CORP        CL A    65248E104         4140.277         188280       SH         SOLE        00      188280
NIKE INC         CL B    654106103         4950.317          84390       SH         SOLE        00       84390
NOVARTIS A G     SPONSO  66987V109         2781.526          50610       SH         SOLE        00       50610
ORACLE CORP      COM     68389X105            5.477            253       SH         SOLE        00         253
PEPSICO INC      COM     713448108           29.304            400       SH         SOLE        00         400
PROCTER & GAMBL  COM     742718109            4.220             60       SH         SOLE        00          60
PROLOGIS         SH BEN  743410102          139.335           2100       SH         SOLE        00        2100
QUALCOMM INC     COM     747525103         5240.029         123995       SH         SOLE        00      123995
REGENCY CTRS CO  COM     758849103          130.475           1700       SH         SOLE        00        1700
SIMON PPTY GROU  COM     828806109           80.000            800       SH         SOLE        00         800
STRYKER CORP     COM     863667101         4962.753          72175       SH         SOLE        00       72175
SYSCO CORP       COM     871829107         6370.859         179007       SH         SOLE        00      179007
THERMO FISHER S  COM     883556102         3228.568          55935       SH         SOLE        00       55935
VERIZON COMMUNI  COM     92343V104            1.727             39       SH         SOLE        00          39
VORNADO RLTY TR  SH BEN  929042109           82.013            750       SH         SOLE        00         750
WAL MART STORES  COM     931142103         5209.846         119355       SH         SOLE        00      119355
WELLPOINT INC    COM     94973V107         2882.553          36525       SH         SOLE        00       36525